Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2040 Fund - Fidelity Freedom 2040 Fund	May 30, 2023
Bar Chart Table:
Annual Return 2013	21.05%
Annual Return 2014	5.71%
Annual Return 2015	(0.18%)
Annual Return 2016	8.60%
Annual Return 2017	22.25%
Annual Return 2018	(8.96%)
Annual Return 2019	25.38%
Annual Return 2020	18.16%
Annual Return 2021	16.48%
Annual Return 2022	(18.29%)